INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventory
	As of December 31,
	2013	2012
Raw materials	$19,647	$20,487
Work in process	36,627	30,764
Finished goods	8,530	14,319
	$64,804	$65,570